General and administrative expenses (Detail) - USD ($) $ in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
General And Administrative Expenses [Line Items]
Outsourcing costs		$ 95	$ 89	$ 99	$ 184	$ 211
IT expenses		122	125	106	247	222
Consulting, legal and audit fees		115	84	137	199	269
Real estate and logistics costs		126	127	134	253	271
Market data services		93	89	89	182	175
Marketing and communication		36	32	25	68	56
Travel and entertainment		12	8	10	20	54
Litigation, regulatory and similar matters	[1]	63	9	2	72	8
Other	[2]	1,408	1,578	1,278	2,986	2,695
of which: shared service costs charged by UBS Group AG or its subsidiaries		1,294	1,375	1,127	2,669	2,377
of which: UK and German bank levies		(11)	41	3	30	17
Total general and administrative expenses		$ 2,070	$ 2,141	$ 1,879	$ 4,211	$ 3,960

[1]	Reflects the net increase in / (release of) provisions for litigation, regulatory and similar matters recognized in the income statement. Refer to Note 16 for more information
[2]	Includes charitable donations.